SCHEDULE OF SUBSIDIARIES OF COMPANY (Details)	12 Months Ended
Dec. 31, 2024
Northen Star Limited [Member]
Background	Investment holding
Effective ownership percentage	100.00%
Fitness Champs Pte Ltd [Member]
Background	Principally engaged in the providing sport of swimming in public schools in Singapore
Effective ownership percentage	100.00%
Fitness Champs Aquatics Pte Ltd [Member]
Background	Principally engaged in the providing sport of swimming for private sector students
Effective ownership percentage	100.00%
Northen Star Limited [Member]
Date of incorporation	Dec. 12, 2023
Fitness Champs Pte Ltd [Member]
Date of incorporation	Dec. 05, 2012
Fitness Champs Aquatics Pte Ltd [Member]
Date of incorporation	Jul. 15, 2015